Prospectus supplement dated March 14, 2017
to the following prospectus(es):
BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, Nationwide Destination Architect 2.0, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, Nationwide Destination Freedom+, BOA All American Annuity, Sun Trust All American, M&T All American, Compass All American, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, The BB&T Future Annuity, BOA V, NEA Valuebuilder Select, NEA Valuebuilder, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, Future Executive VUL, BOA Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Survivorship VUL, America's marketFLEX Annuity, and BOA America's Exclusive Annuity II prospectus dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity prospectus dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Venue Annuity, BOA Choice Annuity, and Key Choice prospectus dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC) prospectus dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, Options Elite (NLIC), Survivor Options Elite (NLIC), BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), Nationwide Options Select AO, Survivor Options Premier (NLAIC), Options Premier (NLAIC), and Options Elite (NLAIC) prospectus dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and BOA Exclusive Annuity prospectus dated May 1, 2004
ElitePRO LTD and ElitePRO Classic prospectus dated May 1, 2003
BOA InvestCare, BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, Multi-Flex FPVUL, Options VL (NLAIC) prospectus dated May 1, 2002
PROS-0344

Survivor Options Plus (NLIC), Special Product (NLIC), and Survivor Options VL (NLAIC) prospectus dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
On March 8, 2017, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of Winslow Capital Management, LLC ("Winslow") as subadviser to the NVIT Multi-Manager Large Cap Growth Fund (the "Fund") and approved the appointment of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to subadvise the Fund. This change is anticipated to take effect on or about March 31, 2017 (the "Effective Date").
PROS-0344